Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠

April 30, 2020

RW28-QTLY-0620
1.858592.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,711	$33,103
Fidelity Series Blue Chip Growth Fund (a)	3,847	58,200
Fidelity Series Commodity Strategy Fund (a)	124,955	448,590
Fidelity Series Growth Company Fund (a)	6,292	117,472
Fidelity Series Intrinsic Opportunities Fund (a)	9,880	140,684
Fidelity Series Large Cap Stock Fund (a)	9,389	124,314
Fidelity Series Large Cap Value Index Fund (a)	2,496	26,686
Fidelity Series Opportunistic Insights Fund (a)	3,734	64,936
Fidelity Series Small Cap Discovery Fund (a)	1,860	16,240
Fidelity Series Small Cap Opportunities Fund (a)	4,432	49,990
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,406	95,279
Fidelity Series Value Discovery Fund (a)	6,021	67,254
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,379,473)		1,242,748

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	8,113	72,937
Fidelity Series Emerging Markets Fund (a)	10,853	83,890
Fidelity Series Emerging Markets Opportunities Fund (a)	41,021	696,953
Fidelity Series International Growth Fund (a)	18,422	287,566
Fidelity Series International Small Cap Fund (a)	4,766	70,350
Fidelity Series International Value Fund (a)	30,283	229,547
Fidelity Series Overseas Fund (a)	28,318	264,487
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,846,329)		1,705,730

Bond Funds - 54.5%
Fidelity Series Emerging Markets Debt Fund (a)	11,401	93,263
Fidelity Series Floating Rate High Income Fund (a)	2,432	20,232
Fidelity Series High Income Fund (a)	13,302	113,600
Fidelity Series Inflation-Protected Bond Index Fund (a)	173,716	1,782,323
Fidelity Series International Credit Fund (a)	1,090	10,783
Fidelity Series Investment Grade Bond Fund (a)	487,118	5,767,472
Fidelity Series Long-Term Treasury Bond Index Fund (a)	32,321	341,956
Fidelity Series Real Estate Income Fund (a)	6,505	59,257
TOTAL BOND FUNDS
(Cost $7,792,996)		8,188,886

Short-Term Funds - 25.9%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	3,175,634	3,175,634
Fidelity Series Short-Term Credit Fund (a)	71,750	722,521
TOTAL SHORT-TERM FUNDS
(Cost $3,891,442)		3,898,155
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,910,240)		15,035,519
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$15,035,346

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. [Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.]

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,288	$18,742	$42,964	$5,295	$(11,010)	$7,047	$33,103
Fidelity Series Blue Chip Growth Fund	106,571	35,609	80,058	11,037	3,727	(7,649)	58,200
Fidelity Series Canada Fund	51,783	63,134	28,981	1,148	(4,139)	(8,860)	72,937
Fidelity Series Commodity Strategy Fund	643,390	190,933	241,439	9,367	(29,270)	(115,024)	448,590
Fidelity Series Emerging Markets Debt Fund	132,326	22,648	43,900	4,780	(3,053)	(14,758)	93,263
Fidelity Series Emerging Markets Fund	73,530	49,958	25,364	1,888	(1,798)	(12,436)	83,890
Fidelity Series Emerging Markets Opportunities Fund	660,836	353,631	257,814	18,930	(4,835)	(54,865)	696,953
Fidelity Series Floating Rate High Income Fund	27,504	2,902	7,459	1,030	(448)	(2,267)	20,232
Fidelity Series Government Money Market Fund 0.30%	3,335,372	1,008,700	1,168,438	38,141	--	--	3,175,634
Fidelity Series Growth Company Fund	214,319	73,282	177,829	17,586	14,442	(6,742)	117,472
Fidelity Series High Income Fund	138,736	24,658	37,319	5,965	(1,804)	(10,671)	113,600
Fidelity Series Inflation-Protected Bond Index Fund	2,358,651	271,921	893,897	26,592	12,245	33,403	1,782,323
Fidelity Series International Credit Fund	10,580	647	--	584	--	(444)	10,783
Fidelity Series International Growth Fund	478,874	56,491	237,977	13,917	11,126	(20,948)	287,566
Fidelity Series International Small Cap Fund	104,187	22,587	51,683	4,205	(1,403)	(3,338)	70,350
Fidelity Series International Value Fund	443,873	106,201	257,885	15,445	(28,166)	(34,476)	229,547
Fidelity Series Intrinsic Opportunities Fund	261,694	112,283	212,210	12,131	(17,705)	(3,378)	140,684
Fidelity Series Investment Grade Bond Fund	6,882,047	918,780	2,239,771	143,619	32,452	173,964	5,767,472
Fidelity Series Large Cap Stock Fund	229,564	87,785	177,228	11,632	(6,645)	(9,162)	124,314
Fidelity Series Large Cap Value Index Fund	65,641	12,562	44,424	3,334	501	(7,594)	26,686
Fidelity Series Long-Term Treasury Bond Index Fund	695,841	99,301	522,674	45,856	62,510	6,978	341,956
Fidelity Series Opportunistic Insights Fund	117,772	39,999	86,438	9,685	1,227	(7,624)	64,936
Fidelity Series Overseas Fund	16,796	300,069	33,126	687	(5,607)	(13,645)	264,487
Fidelity Series Real Estate Income Fund	87,797	9,841	23,372	3,973	(1,592)	(13,417)	59,257
Fidelity Series Short-Term Credit Fund	834,023	112,897	225,813	15,532	(581)	1,995	722,521
Fidelity Series Small Cap Discovery Fund	31,622	9,066	20,856	1,041	(1,455)	(2,137)	16,240
Fidelity Series Small Cap Opportunities Fund	97,373	30,661	65,997	5,816	8,707	(20,754)	49,990
Fidelity Series Stock Selector Large Cap Value Fund	177,106	66,726	129,880	8,534	(11,696)	(6,977)	95,279
Fidelity Series Value Discovery Fund	126,452	45,654	94,923	4,540	(5,512)	(4,417)	67,254
	18,465,548	4,147,668	7,429,719	442,290	10,218	(158,196)	15,035,519

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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